                                                      OPPENHEIMER DISCOVERY FUND
                                               Supplement dated January 30, 2002 to the
                                                   Prospectus dated January 28, 2002

The prospectus is changed as follows:

         A bar chart is included on page 6 under the heading "Annual Total Returns (Class A)(as of 12/31 each year)" depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges. Set forth below are the relevant data points that appear in the bar chart:

                                                            Calendar Annual
                                                              Year Total
                                                             Ended Returns
                                                             -------------

                                                            12/31/92 16.63%
                                                            12/31/93 17.84%
                                                            12/31/94 -11.18%
                                                            12/31/95 36.79%
                                                            12/31/96 14.79%
                                                            12/31/97 10.36%
                                                            12/31/98 -2.00%
                                                            12/31/99 51.31%
                                                            12/31/00 -13.26%
                                                            12/31/01 -11.59%

January 30, 2002                                                       PS0500.025